FAIR VALUE MEASUREMENTS - RECON OF LEVEL 3 ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Purchases, Sales, Issues, Settlements [Abstract]
Balance at beginning of period	$ 19,000,000	$ 107,000,000	$ 99,000,000
Realized and unrealized (losses) gains	(120,000,000)	(134,000,000)	15,000,000
Allocated transmission instruments	8,000,000	12,000,000	19,000,000
Settlements	19,000,000	34,000,000	(26,000,000)
Balance at end of period	(74,000,000)	19,000,000	107,000,000
Change in unrealized gains relating to instruments still held at the end of the period	(101,000,000)	(27,000,000)	$ 8,000,000
San Diego Gas and Electric Company [Member] | Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Purchases, Sales, Issues, Settlements [Abstract]
Congestion revenue rights	10	8
Market electricity forward price inputs	56.67
San Diego Gas and Electric Company [Member] | Minimum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Purchases, Sales, Issues, Settlements [Abstract]
Congestion revenue rights	(24)	$ (16)
Market electricity forward price inputs	$ 17.40